Intangible Assets	9 Months Ended	12 Months Ended
	Oct. 29, 2011	Jan. 29, 2011
Intangibles [Abstract]
INTANGIBLE ASSETS

NOTE 3 - INTANGIBLE ASSETS

The following table provides information related to intangible assets (in thousands), which are included in other assets, net on the accompanying condensed consolidated balance sheets as of October 29, 2011 and January 29, 2011:

	Useful Life (years)	October 29, 2011			January 29, 2011
		Original Cost	Accumulated Amortization	Net Book Value	Original Cost	Accumulated Amortization	Net Book Value
Tradenames	7-20	$9,408	$6,286	$3,122	$9,408	$6,000	$3,408
Favorable leases	7	886	327	559	886	232	654
Tradename (non-amortizing)	N/A	8,500	—	8,500	8,500	—	8,500

		$18,794	$6,613	$12,181	$18,794	$6,232	$12,562

There was no recorded goodwill as of October 29, 2011 and January 29, 2011.

In accordance with accounting standards, intangible assets with indefinite lives are not amortized, but rather tested for impairment at least annually by comparing the estimated fair values to their carrying values.

Trademarks, including tradenames and owned licenses having finite lives, are amortized over their respective lives to their estimated residual values and are also reviewed for impairment in accordance with accounting standards when changes in circumstances indicate the assets’ value may be impaired. Impairment testing is based on a review of forecasted operating cash flows and the profitability of the related brand. There were no triggering events during the thirteen weeks or thirty-nine weeks ended October 29, 2011 that would indicate potential impairment and the requirement to review the carrying value of intangible assets.

Amortization expense associated with intangible assets subject to amortization is included in depreciation and amortization on the accompanying condensed consolidated statements of operations. Amortization expense for intangible assets subject to amortization was $0.1 million for both thirteen week periods ended October 29, 2011 and October 30, 2010, respectively, and $0.3 million and $0.5 million for the thirty-nine weeks ended October 29, 2011 and October 30, 2010, respectively. As of October 29, 2011, the weighted average amortization periods for the remaining tradenames with finite lives and for favorable lease agreements are 16.9 years and 7.0 years, respectively. As of October 29, 2011, future amortization expense associated with intangible assets subject to amortization is as follows (in thousands):

Fiscal Year	Amortization Expense
Remainder of 2011	$127
2012	500
2013	476
2014	476
2015	476
2016	371
Thereafter	1,255

$3,681

NOTE 3 - INTANGIBLE ASSETS

The following table provides information related to intangible assets (in thousands), which are included in other assets, net on the accompanying consolidated balance sheets as of January 29, 2011 and January 30, 2010:

		January 29, 2011			January 30, 2010
	Useful Life (years)	Original Cost	Accumulated Amortization	Net Book Value	Original Cost	Accumulated Amortization	Net Book Value
Tradenames	7-20	$9,408	$6,000	$3,408	$10,559	$6,770	$3,789
Favorable leases	1-7	886	232	654	1,350	316	1,034
Tradename (non-amortizing)	N/A	8,500	—	8,500	8,500	—	8,500

		$18,794	$6,232	$12,562	$20,409	$7,086	$13,323

There was no recorded goodwill as of January 29, 2011 or January 30, 2010.

In accordance with accounting standards, intangible assets with indefinite lives are not amortized, but rather tested for impairment at least annually. The fair values are estimated and compared to their carrying values.

Trademarks, including tradenames and owned licenses having finite lives, are amortized over their respective lives to their estimated residual values and are also reviewed for impairment in accordance with accounting standards when changes in circumstances indicate the assets’ value may be impaired. Impairment testing is based on a review of forecasted operating cash flows and the profitability of the related brand. Included in other assets, net, on the accompanying consolidated balance sheets as of January 29, 2011 and January 30, 2010 are $8.5 million related to the value of the Perfumania tradename, and $3.4 million and $3.8 million, respectively, for trademarks and licenses of Five Star.

Favorable leases resulted from the April 2009 asset purchase of three fragrance retail stores from an unrelated party. The Company’s consolidated statement of operations for fiscal 2009 includes the results of operations of these stores from the date of acquisition. The total purchase price was not material to the Company’s consolidated results. The favorable leases are being amortized over the remaining lives of the respective store leases. As of January 29, 2011, the leases for two of the stores have matured and the favorable lease and related accumulated amortization balances have been written off. Impairment testing is based on a review of forecasted operating cash flows and the profitability of the remaining store.

During the fourth quarters of fiscal 2010 and 2009, the Company completed its annual impairment testing of non-amortizing intangible assets and concluded that there was no impairment of these assets.

Amortization expense associated with intangible assets subject to amortization is included in depreciation and amortization on the accompanying consolidated statements of operations, and amounted to approximately $0.8 million and $1.1 million for fiscal years 2010 and 2009, respectively. The weighted average amortization periods for the remaining tradenames with finite lives and for favorable leases are 16.9 years and 7.0 years, respectively. The estimated future amortization expense of intangible assets is as follows (in thousands):

Fiscal Year	Amortization Expense
2011	$507
2012	500
2013	476
2014	476
2015	476
Thereafter	1,627

$4,062